Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information
29.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2013	2014	2014
	RMB	RMB	US$
ASSETS
Current assets:
Cash	195,038	175,125	28,225
Amounts due from subsidiaries	386,909	374,237	60,316

Total current assets	581,947	549,362	88,541

Non-current assets:
Investment in subsidiaries	2,063,610	2,203,785	355,186
Deferred cost, non current	—	2,867	462

Total assets	2,645,557	2,756,014	444,189

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank borrowings	390,464	307,128	49,500
Accrued expenses and other liabilities	6,421	45,920	7,401
Amounts due to subsidiaries	126,679	415,826	67,019

Total current liabilities	523,564	768,874	123,920

Long-term bank borrowings	—	189,591	30,554

Total liabilities	523,564	958,465	154,474

Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares—500,000,000; issued shares—142,353,532 as of December 31, 2013 and 2014; outstanding shares—134,836,300 and 134,836,300 as of December 31, 2013 and 2014, respectively)	105	105	17
Treasury stock (7,517,232 and 7,517,232 as of December 31, 2013 and 2014, respectively)	(5)	(5)	(1)
Additional paid-in capital	2,520,338	2,074,125	334,288
Accumulated other comprehensive loss	(15,283)	(18,651)	(3,006)
Accumulated deficit	(383,162)	(258,025)	(41,583)

Total shareholders’ equity	2,121,993	1,797,549	289,715

Total liabilities and shareholders’ equity	2,645,557	2,756,014	444,189

Condensed statements of comprehensive income

	For the Years Ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(19,879)	(24,028)	(7,892)	(1,272)
Selling expenses	(2,296)	(2,231)	(754)	(122)

Operating loss	(22,175)	(26,259)	(8,646)	(1,394)
Equity in profit or loss of subsidiaries	152,691	114,146	146,488	23,610
Interest income	307	1	570	93
Interest expense	—	(3,398)	(17,899)	(2,885)
Change in fair value of derivatives	—	—	2,605	420
Exchange gain	8	1,402	1,591	256

Net income	130,831	85,893	124,709	20,100

Net income attributable to ordinary shareholders	130,831	85,893	124,709	20,100

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	640	1,672	(3,368)	(543)

Total other comprehensive income	640	1,672	(3,368)	(543)

Comprehensive income	131,471	87,565	121,341	19,557

Condensed statements of cash flows

	For the Years Ended December 31
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net cash used in operating activities	(11,493)	(17,599)	(8,613)	(1,389)
Net cash provided (used in) by investing activities	(153,651)	20,827	304,646	49,100
Net cash provided (used in) by financing activities	163,177	187,455	(322,317)	(51,948)

Exchange rate effect on cash	399	(2,946)	6,371	1,027

Net increase (decrease) in cash	(1,568)	187,737	(19,913)	(3,210)
Cash at beginning of the year	8,869	7,301	195,038	31,435

Cash at end of the year	7,301	195,038	175,125	28,225

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the balance sheet as “Investment in subsidiaries” and the subsidiaries profit or loss as “Equity in profit or loss of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.